Related Party Transactions - Schedule of Compensation to Key Management Personnel for Services (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Officers [Member]
Schedule of Compensation to Key Management Personnel for Services [Line Items]
Consulting fees	$ 134,481	$ 87,496	$ 439,074	$ 256,053
Share based compensation				117,902
Key management personnel compensation	134,481	87,496	439,074	373,955
Directors [Member]
Schedule of Compensation to Key Management Personnel for Services [Line Items]
Share based compensation				195,101
Directors’ fees	89,952	69,663	420,444	245,996
Key management personnel compensation	$ 89,952	$ 69,663	$ 420,444	$ 441,097